Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Depreciation and amortization expense	$ 4		$ 22	$ 75
Predecessor [Member]
Depreciation and amortization expense		$ 19			$ 119